Business Divestiture (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Effect Of Businesses Divestitures
2018
$ millions

Cash and cash equivalents	1
Trade and other receivables	34
Inventories	59
Property, plant and equipment	26
Intangible assets	64
Trade payables and other current liabilities	(28)
Deferred tax liabilities	(3)
Net assets and liabilities	153

Consideration received in cash (*)	938
Income tax paid	(35)
Cash disposed of	(1)
Net cash inflow	902

* The consideration received in cash is net of $16 million transaction expenses.